Consolidated Statements of Profit and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Rental income	$ 213,448,296	$ 178,025,461	$ 160,698,385
Management fees	1,019,316	0	87,973
Revenue	214,467,612	178,025,461	160,786,358
Property operating costs related to properties that generated rental income	(13,476,324)	(8,940,789)	(8,543,961)
Property operating costs related to properties that did not generate rental income	(4,763,398)	(2,482,605)	(2,182,796)
General and administrative expenses	(31,719,895)	(24,414,428)	(21,400,917)
Interest income	9,414,027	2,640,687	76,871
Other income	5,138,158	1,330,853	150,478
Other expenses	(3,037,113)	(373,991)	(122,684)
Finance cost	(46,306,975)	(46,396,156)	(50,263,493)
Foreign exchange gain (loss)	8,906,782	1,939,848	(1,109,567)
(Loss) gain on sale of investment property – net	(461,600)	5,027,826	13,992,675
Gain on revaluation of investment property	243,459,821	185,491,518	164,649,959
Profit before income taxes	381,621,095	291,848,224	256,032,924
Current income tax expense	(91,953,099)	(41,981,391)	(50,262,466)
Deferred income tax benefit (expense)	26,969,516	(6,242,079)	(31,828,085)
Total income tax expense	(64,983,583)	(48,223,470)	(82,090,551)
Profit for the year	316,637,512	243,624,754	173,942,373
Other comprehensive income (loss) - net of tax:
Items that may be reclassified subsequently to profit - Fair value gain on derivative instruments	0	0	2,892,985
Exchange differences on translating other functional currency operations	7,858,413	8,923,264	(4,844,991)
Total other comprehensive income (loss)	7,858,413	8,923,264	(1,952,006)
Total comprehensive income for the year	$ 324,495,925	$ 252,548,018	$ 171,990,367
Basic earnings per share (usd per share)	$ 0.4183	$ 0.3569	$ 0.2683
Diluted earnings per share (usd per share)	$ 0.4118	$ 0.3509	$ 0.2636